PREMISES AND EQUIPMENT - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
PREMISES AND EQUIPMENT
Depreciation	$ 758	$ 591
Lease liabilities	$ 403	$ 231
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities
ROU assets	$ 403	$ 231
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other assets	Other assets
Weighted average discount rate	3.50%	3.50%
Weighted average remaining lease term	5 years 6 months	5 years 7 months 6 days
Lease costs	$ 154	$ 174